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



PRIME CASH FUND                                                                          ANNUAL REPORT
380 Madison Avenue                                                                       December 31, 1998
Suite 2300
New York, New York    10017


STATEMENT OF NET ASSETS
December 31, 1998
Cash and Net Assets - 100.0%                                                                            $1,001
Applicable to 1,001 shares outstanding (unlimited
       number of $.01 par value shares authorized)
Net Asset Value Per Share                                                                               $1.00
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 1998

       The Fund had no operations during the year.

----------------------------------------------------------------------------
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

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            Year Ended December 31,

From Investment Activities:                                                              1998           1997



Net investment income                                                                    $ --           $ --

Dividends to shareholders
    ($ 0 and $ 0 per share, respectively)                                                  --             --

Change in net assets derived from
   investment activities                                                                   --             --



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



From Fund Share Transactions:
                                            SHARES
                                     Year Ended December 31,
                                     1998            1997

Shares sold                           --                      --                           --            --
Shares redeemed
Change in shares and net assets
   derived from Fund share
   transactions                       --                      --                           --            --
Net change in net assets              --                      --                           --            --

NET ASSETS:
Beginning of year                                                                         1,001         1,001

End of year                                                                              $1,001         $1,001

                                See accompanying notes to financial statements.
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

                                                PRIME CASH FUND
                                             FINANCIAL HIGHLIGHTS


For a share outstanding throughout each year

                                                          Year Ended December 31,    ,
                                          1998*         1997*          1996          1995           1994

Net Asset Value,
  Beginning of Year                   $  1.0000      $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000

Income from Investment Operations:
  Net investment income                    ---             ---        0.0045        0.0552         0.0370
Less Distributions:
  Dividends from net investment
    income                                 ---             ---      (0.0045)       (0.0552)       (0.0370)

Net Asset Value, End of Year          $  1.0000      $ 1.0000       $ 1.0000     $ 1.0000        $ 1.0000

Total Return                              ---              ---          **           5.66%          3.76%

Ratios/Supplemental Data
  Net Assets, End of Year
   (in thousands)                     $       1      $       1      $      1      $ 30,009       $ 38,406
  Ratio of Expenses to
   Average Net Assets                       ---             ---          **          0.45%          0.55%
  Ratio of Net Investment Income to
   Average Net Assets                       ---             ---          **          5.55%          4.00%

   The expense and net investment income ratios without the effect of the Adviser's and
Administator's voluntary waiver of fees and the Administrator's voluntary expense reimbursement were:

  Ratio of Expenses to
    Average Net Assets                      ---          ---           **            0.72%          0.76%
  Ratio of Net Investment Income to
   Average Net Assets                       ---          ---           **            5.28%          3.79%


*   The Fund had no operations during the year.
**  Results are not presented for 1996 inasmuch as the Fund was in operation for only one month.

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NOTES TO FINANCIAL STATEMENTS

Note A - Prime Cash Fund (the "Fund") was organized on September 10, 1982 as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund commenced operations on April 12, 1983 as a diversified, open-end investment company. The Fund ceased operations on February 1, 1996 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation, had been redeemed by shareholders.
Although the Fund is not conducting a public offering of it shares, it will continue its existence as a Massachusetts business trust and maintain its registration as an investment company.

Note B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Preparing for Year 2000 (unaudited)

        The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

        The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

        As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.

        We will continue to keep you up-to-date through future
communications.
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                                  INDEPENDENT AUDITORS' REPORT



To the Board of Trustees and Shareholders of Prime Cash Fund:

        We have audited the accompanying statement of net assets of Prime Cash Fund, as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Fund as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

/s/ KPMG LLP
-------------

New York, New York
February 1, 1999
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